EXHIBIT 99.15

CRES Rating Agency Exceptions Report

Rating Agency Exceptions Report: 11/16/20

Loan Information										Exception Information							Initial Grades		Final Grades		Event Level
Loan Number	Client Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Orig Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	S&P	DBRS	S&P	Grade
707776	xxxxx	CO	Purchase	Owner Occupied	PUD	35.22	0	90.00%	xxxxx	xxxxx	Credit	Final 1003 Discrepancies	The final 1003 reflects the borrowers position as a xxxxx however the written VOE and VVOE in file reflects the borrowers position as xxxxx	9.13 waived by client.	Years On Job - 4.9 years, Prior Housing History - Rental History reflects no late payments in the past 5 years.	Cleared Waiver	C	C	B	B	2
707776	xxxxx	CO	Purchase	Owner Occupied	PUD	35.22	0	90.00%	xxxxx	xxxxx	Credit	Credit	According to the xxxxx Matrix, payment shocks greater than 150% are allowed by exception only. In this case, the borrower has a payment shock of 215%, however an exception was granted on 04/17/2018 for the guideline deviation. Client to approve exception.	Waived by client.	Years On Job - 4.9 years, Prior Housing History - Rental History reflects no late payments in the past 5 years.	Cleared Waiver	C	C	B	B	2
707776	xxxxx	CO	Purchase	Owner Occupied	PUD	35.22	0	90.00%	xxxxx	xxxxx	Compliance	Other	This loan failed the charges that in total cannot increase more than 10% test. The borrower's total fees that can not increase by 10% on the initial loan estimate were $1,781 and the total fees on the final closing disclosure were $2,338, an increase of $557 or 31.275%.	8.30 The Section C fees disclosed on the Loan Estimate, remained in Section C on the CD. For the tolerance to no longer apply, the fees would need to be moved from Section C to Section B on the Closing Disclosure to indicate these were services the borrower shopped for their own services. CRES: xxxxx was provided to borrower and borrower elected different providers. Tolerance N/A, issue cleared.		Cleared Exception	C	C	A	A	1
707776	xxxxx	CO	Purchase	Owner Occupied	PUD	35.22	0	90.00%	xxxxx	xxxxx	Compliance	Rate Lock	Evidence of the Rate Lock date is not in the loan file and the APL test could not be completed. Please provide documentation of the rate lock date for this loan.	Page 498 (Fee Details Form) reflects the rate lock date.		Cleared Exception	C	C	A	A	1
707777	xxxxx	NV	Purchase	Owner Occupied	Single Family Detached	29.86	0	90.00%	xxxxx	xxxxx	Credit	Title	The final Title Policy is not included in the loan file.			Cleared Exception	C	C	A	A	1
707780	xxxxx	GA	Purchase	Owner Occupied	PUD - Existing	32.13	588	90.00%	xxxxx	xxxxx	Compliance	Rate Lock	The rate lock agreement reflects an expiration date of xxxxx and the loan did not close until xxxxx. An extension of the rate lock is not documented in the loan file.	9.13 waived by client.	Months Of Reserves - 11 months, Years On Job - 10 years with current employer	Cleared Waiver	C	C	B	B	2
707780	xxxxx	GA	Purchase	Owner Occupied	PUD - Existing	32.13	588	90.00%	xxxxx	xxxxx	Credit	Credit	According to the xxxxx matrix, payment shocks greater than 150% are allowed by exception only. In this case, the borrower has a payment shock of 383.16% and no exception was located in the file.	9.13 waived by client.	Months Of Reserves - 11 months, Years On Job - 10 years with current employer	Cleared Waiver	C	C	B	B	2
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